CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

(a)   Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and amounts due from related parties. As of December 31, 2022 and 2023, the aggregate amount of cash and cash equivalents and restricted cash short-term investments of RMB2,677,823 and RMB2,431,089, respectively, were held at major financial institutions located in the PRC, and US$455,187 and US$426,022, respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company’s deposits, the Company is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

(b)   Business, supplier, customer, and economic risk

The Company participates in a relatively dynamic and competitive industry that is heavily reliant operation excellence of the services. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

3.    CONCENTRATION OF RISKS (CONTINUED)

(b)   Business, supplier, customer, and economic risk (continued)

(i)Business risk—Third parties may develop technological or business model innovations that address data center and network requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services. If competitors introduce services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.
(ii)Supplier risk—The Company’s operations are dependent upon bandwidth and cabinet capacity provided by the third-party telecom carriers. There can be no assurance that the Company will be able to secure the cabinet and bandwidth supply from the third-party telecom carriers, neither the Company is adequately prepared for unexpected increases in bandwidth demands by its customers. The communications capacity the Company has leased, include cabinet and bandwidth, may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers. Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers. A significant portion of the Company’s total bandwidth and cabinet resources are purchased from its five largest suppliers, who collectively accounted for 39%, 35% and 42% of the Company’s total bandwidth and cabinet resources for the years ended December 31, 2021, 2022 and 2023, respectively.
(iii)Customer risk—The success of the Company’s business going forward will rely in part on Company’s ability to continue to obtain and expand business from existing customers while also attracting new customers. The Company has a diversified base of customers covering its services and one, one and one single entity customer generated more than 10% of the Company’s total net revenues for the years ended December 31, 2021, 2022 and 2023, respectively. Certain customers are local subsidiaries of a telecommunication carrier in China, which the Company views as separate customers as it negotiates with, maintain and support each of these entities given that each of them has the separate decision-making authority and services procurement budget. None of these customers individually contributed more than 2% of the Company’s revenues in any given year but in the aggregate, they contributed approximately 6%, 6% and 5% of the Company’s total revenues for the years ended December 31, 2021, 2022 and 2023, respectively.
(iv)Political, economic and social uncertainties—The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.
(v)Regulatory restrictions—The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide internet related services, including hosting and related services. Accordingly, the Company’s subsidiary, VNET China, is currently ineligible to apply for the required licenses for providing IDC services in China. As a result, the Company operates its IDC services in the PRC through its Consolidated VIEs which holds the licenses and permits required to provide IDC services in the PRC. The PRC Government may also choose at anytime to block access to certain website operators which could also materially impact the Company’s ability to generate revenue.

(c)   Currency convertibility risk

The Company transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

3.    CONCENTRATION OF RISKS (CONTINUED)

(d)   Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The (appreciation) depreciation of the RMB against US$ was approximately (2.3%), 9.2% and 1.7% in the years ended December 31, 2021, 2022 and 2023, respectively.

(e)   Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the periods presented.